Lease Obligations	12 Months Ended
Dec. 31, 2012
Lease Obligations [Text Block]
12—LEASE OBLIGATIONS

12-1 Capital leases

The Company leases certain of its equipment under capital leases. At December 31, 2012, this equipment consists of medical devices for an amount of € 778 thousand and vehicles for an amount of € 175 thousand. Future minimum lease payments under capital leases for the years ending December 31, 2012 are as follows:
December 31, 2012

2013	495
2014	212
2015	177
2016	99
2017	39
Thereafter	4
Total minimum lease payments	1,026
Less: amount representing interest	(72)
Present value of minimum lease payments	953
Less: current portion	(459)
Long-term portion	494

Interest paid under capital lease obligations was € 53 thousand, € 81 thousand, and € 115 thousand for the years ended December 31, 2012, 2011, and 2010, respectively.

12-2 Operating leases

As of December 31, 2012, operating leases having initial or remaining non-cancelable lease terms greater than one year consist of one lease for the facilities of TMS S.A. in Vaulx-en-Velin, France and several leases for facilities in Japan. The French lease contract signed on November 2011 has a lease term of nine years expiring at the option of the lessee at the end of a first fixed six-year period, then a three-year period, through 2019 (i.e. in 2017 and 2019).

F-21

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

Future minimum lease payments for these operating leases consist of the following amounts, unless leases are otherwise cancelled by the lessees:

	France	Japan

2013	297	124
2014	297	-
2015	297	-
2016	297	-
2017	272	-
Total	1,460	124

Total rent expenses under operating leases amounted to € 772 thousand, € 751 thousand and € 790 thousand for the years ended December 31, 2012, 2011 and 2010, respectively. These total rent expenses include the above-mentioned operating leases, but also lease expenses related to subsidiaries office rentals, office equipment and car rentals.